JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 29.6%
Aerospace & Defense — 0.1%
Arconic, Inc. 5.90%, 2/1/2027	897	1,019
Bombardier, Inc. (Canada) 7.50%, 3/15/2025(a)	1,170	1,185
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	570	601
Triumph Group, Inc. 7.75%, 8/15/2025(b)	1,450	1,508
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.65%), 2.55%, 8/16/2021(c)	10,260	10,261

		14,574

Air Freight & Logistics — 0.0%(d)
XPO Logistics, Inc. 6.13%, 9/1/2023(a)	1,970	2,034

Airlines — 0.0%(d)
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	275	287

Auto Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)(b)	3,410	2,907
Adient US LLC 7.00%, 5/15/2026(a)(b)	2,145	2,293
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	500	514
5.88%, 6/1/2029(a)	970	1,046
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	7,427	7,548
6.25%, 3/15/2026	650	649
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	5,947	5,144
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)(b)	2,355	2,488
Delphi Technologies plc 5.00%, 10/1/2025(a)	4,201	3,665
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	1,030	1,093
Tenneco, Inc.
5.38%, 12/15/2024(b)	1,870	1,683
5.00%, 7/15/2026	144	124

		29,154

Automobiles — 3.2%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 2.69%, 8/12/2022(a)(b)(c)	20,550	20,696
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 2.40%, 8/13/2021(a)(c)	31,530	31,609
(ICE LIBOR USD 3 Month + 0.53%), 2.53%, 4/14/2022(a)(c)	24,580	24,622
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/4/2021(a)(c)	58,500	58,577
(ICE LIBOR USD 3 Month + 0.67%), 2.56%, 11/5/2021(a)(b)(c)	10,000	10,040
(ICE LIBOR USD 3 Month + 0.90%), 2.81%, 2/15/2022(a)(b)(c)	16,220	16,330
General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 3.03%, 9/10/2021(b)(c)	28,420	28,429
Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 2.97%, 7/8/2021(a)(c)	59,733	59,890
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.79%, 9/21/2021(a)(c)	19,750	19,775
(ICE LIBOR USD 3 Month + 0.89%), 2.89%, 1/13/2022(a)(c)	12,600	12,655
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 7/13/2022(a)(c)	24,120	24,075
(ICE LIBOR USD 3 Month + 0.69%), 2.79%, 9/28/2022(a)(b)(c)	40,500	40,416
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.77%), 2.67%, 11/13/2020(a)(c)	16,750	16,816
(ICE LIBOR USD 3 Month + 0.86%), 2.97%, 9/24/2021(a)(b)(c)	8,750	8,806
(ICE LIBOR USD 3 Month + 0.94%), 2.84%, 11/12/2021(a)(b)(c)	23,950	24,143

		396,879

Banks — 9.2%
ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021(a)(c)	15,820	15,878
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 5/19/2022(a)(c)	21,730	21,922
(ICE LIBOR USD 3 Month + 0.49%), 2.38%, 11/21/2022(a)(c)	4,340	4,350
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.65%), 2.76%, 6/25/2022(c)	47,102	47,375

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 10/21/2022(c)	5,863	5,946
(ICE LIBOR USD 3 Month + 1.00%), 2.94%, 4/24/2023(c)	28,181	28,503
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.57%), 2.68%, 3/26/2022(c)	33,020	33,189
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.11%), 4.01%, 8/10/2021(b)(c)	50,595	51,776
(ICE LIBOR USD 3 Month + 1.63%), 3.63%, 1/10/2023(b)(c)	11,510	11,645
(ICE LIBOR USD 3 Month + 1.43%), 3.34%, 2/15/2023(c)	16,950	17,094
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.39%), 2.28%, 8/7/2021(a)(b)(c)	48,680	48,770
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 3.09%, 1/30/2023(c)	15,170	15,333
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 2/19/2022(c)	16,100	16,138
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/20/2022(c)	24,210	24,287
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(c)(e)(f)	1,280	1,287
(ICE LIBOR USD 3 Month + 1.19%), 3.09%, 8/2/2021(c)	39,662	40,241
(ICE LIBOR USD 3 Month + 0.96%), 2.90%, 4/25/2022(c)	3,768	3,822
(SOFR + 0.87%), 2.41%, 11/4/2022(c)	8,140	8,161
(ICE LIBOR USD 3 Month + 0.95%), 2.89%, 7/24/2023(b)(c)	25,540	25,748
(ICE LIBOR USD 3 Month + 1.43%), 3.57%, 9/1/2023(c)	12,604	12,869
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(e)(f)	505	550
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 2.63%, 2/14/2022(c)	5,700	5,730
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.63%), 2.71%, 10/3/2021(c)	30,050	30,135
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 2.29%), 4.29%, 4/16/2021(c)	838	860
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 2.53%, 12/2/2022(a)(c)	24,480	24,548
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/18/2021(c)	30,880	30,918
(ICE LIBOR USD 3 Month + 1.66%), 3.57%, 5/25/2021(c)	8,460	8,615
(ICE LIBOR USD 3 Month + 0.65%), 2.78%, 9/11/2021(c)	24,640	24,709
(ICE LIBOR USD 3 Month + 1.50%), 3.54%, 1/5/2022(c)	17,320	17,672
Industrial & Commercial Bank of China Ltd. (China) (ICE LIBOR USD 3 Month + 0.75%), 2.64%, 2/21/2020(c)(g)	6,070	6,072
ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 3.25%, 3/29/2022(c)	19,395	19,636
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 2.38%, 5/7/2021(c)	20,380	20,414
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 2.96%, 6/21/2021(c)	2,100	2,113
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 2.59%, 7/26/2021(c)	31,420	31,572
(ICE LIBOR USD 3 Month + 0.70%), 2.80%, 3/7/2022(c)	16,710	16,773
(ICE LIBOR USD 3 Month + 0.79%), 2.73%, 7/25/2022(c)	10,185	10,247
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.27%, 9/13/2021(c)	45,940	46,495
(ICE LIBOR USD 3 Month + 0.84%), 2.84%, 7/16/2023(c)	32,210	32,351
(ICE LIBOR USD 3 Month + 0.85%), 2.98%, 9/13/2023(c)	11,100	11,148
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 2.74%, 9/20/2021(a)(c)	17,260	17,360
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 11/4/2021(a)(c)	20,450	20,656
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 2.76%, 6/1/2021(c)	26,760	26,862

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 0.66%), 2.57%, 11/15/2021(c)	18,360	18,434
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 3.33%, 9/10/2022(a)(c)	8,210	8,267
(ICE LIBOR USD 3 Month + 1.15%), 3.12%, 1/20/2023(a)(b)(c)	7,850	7,893
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 3.11%, 7/14/2021(c)	5,076	5,135
(ICE LIBOR USD 3 Month + 1.14%), 3.11%, 10/19/2021(c)	27,318	27,685
(ICE LIBOR USD 3 Month + 0.74%), 2.74%, 10/18/2022(c)	33,771	33,914
SunTrust Bank (ICE LIBOR USD 3 Month + 0.59%), 2.49%, 8/2/2022(c)	11,705	11,739
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.27%), 2.41%, 3/17/2021(c)	20,280	20,304
(ICE LIBOR USD 3 Month + 0.53%), 2.54%, 12/1/2022(c)	24,440	24,508
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.93%), 2.83%, 2/11/2022(c)	15,321	15,430
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.38%), 2.27%, 5/21/2021(c)	25,440	25,457
(ICE LIBOR USD 3 Month + 0.50%), 2.43%, 7/23/2021(c)	39,660	39,728
(ICE LIBOR USD 3 Month + 0.62%), 2.54%, 5/27/2022(b)(c)	20,160	20,247
(ICE LIBOR USD 3 Month + 0.66%), 2.80%, 9/9/2022(c)	25,250	25,361

		1,123,872

Biotechnology — 0.4%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 2.24%, 5/21/2021(a)(c)	9,780	9,789
(ICE LIBOR USD 3 Month + 0.46%), 2.35%, 11/19/2021(a)(c)	16,300	16,328
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 11/21/2022(a)(b)(c)	28,540	28,644

		54,761

Building Products — 0.0%(d)
American Woodmark Corp. 4.88%, 3/15/2026(a)	2,120	2,156
JELD-WEN, Inc. 4.88%, 12/15/2027(a)(b)	1,015	1,016
Standard Industries, Inc. 4.75%, 1/15/2028(a)	1,985	2,049

		5,221

Capital Markets — 3.2%
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 3.32%, 12/14/2023(a)(b)(c)	8,390	8,466
Deutsche Bank AG (Germany)
(ICE LIBOR USD 3 Month + 0.97%), 2.97%, 7/13/2020(c)	33,723	33,748
(ICE LIBOR USD 3 Month + 1.31%), 3.21%, 8/20/2020(c)	28,118	28,136
(ICE LIBOR USD 3 Month + 1.29%), 3.19%, 2/4/2021(c)	13,350	13,367
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.11%), 3.05%, 4/26/2022(b)(c)	64,465	65,155
(ICE LIBOR USD 3 Month + 0.78%), 2.71%, 10/31/2022(c)	17,311	17,425
(ICE LIBOR USD 3 Month + 1.05%), 3.18%, 6/5/2023(b)(c)	31,330	31,650
(ICE LIBOR USD 3 Month + 1.00%), 2.94%, 7/24/2023(c)	24,650	24,884
LPL Holdings, Inc. 4.63%, 11/15/2027(a)	410	415
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 2.36%, 8/6/2021(a)(c)	4,060	4,064
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 3.15%, 1/20/2022(b)(c)	31,215	31,540
(ICE LIBOR USD 3 Month + 0.93%), 2.88%, 7/22/2022(b)(c)	16,090	16,236
(ICE LIBOR USD 3 Month + 1.40%), 3.34%, 10/24/2023(c)	55,100	56,299
TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 2.34%, 11/1/2021(b)(c)	7,980	7,999
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 3.77%, 4/14/2021(a)(c)	3,680	3,751
(ICE LIBOR USD 3 Month + 1.22%), 3.13%, 5/23/2023(a)(b)(c)	28,422	28,797
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)(c)	18,904	19,022

		390,954

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Chemicals — 0.3%
Chemours Co. (The) 6.63%, 5/15/2023(b)	2,295	2,260
CVR Partners LP 9.25%, 6/15/2023(a)	1,910	1,991
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020(c)	16,020	16,093
Gates Global LLC 6.00%, 7/15/2022(a)(b)	2,544	2,544
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	1,485	1,529
Hexion, Inc. 7.88%, 7/15/2027(a)(b)	685	690
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)(b)	2,435	2,500
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	1,070	1,078
5.25%, 6/1/2027(a)	1,555	1,571
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	1,180	1,142
Reichhold Industries, Inc. 11.03%, 5/1/2018‡(a)(h)	5,673	—	(i)
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(a)	2,590	2,694
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)(b)	2,765	2,768
Venator Finance SARL 5.75%, 7/15/2025(a)(b)	2,719	2,461

		39,321

Commercial Services & Supplies — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028(a)	1,260	1,323
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.77%, 12/21/2065(a)(c)	5,960	4,634
Nielsen Finance LLC 4.50%, 10/1/2020	5,931	5,943
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	2,205	2,318

		14,218

Communications Equipment — 0.0%(d)
CommScope Technologies LLC 6.00%, 6/15/2025(a)	2,882	2,781
CommScope, Inc.
6.00%, 3/1/2026(a)	1,530	1,603
8.25%, 3/1/2027(a)	985	990

		5,374

Construction & Engineering — 0.0%(d)
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)(b)	2,003	2,113

Consumer Finance — 2.7%
Ally Financial, Inc. 5.75%, 11/20/2025(b)	695	765
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 5/17/2021(c)	24,720	24,823
(ICE LIBOR USD 3 Month + 0.60%), 2.49%, 11/5/2021(c)	20,040	20,156
(ICE LIBOR USD 3 Month + 0.62%), 2.52%, 5/20/2022(b)(c)	32,480	32,672
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.49%, 6/11/2021(b)(c)	32,210	32,299
(ICE LIBOR USD 3 Month + 0.54%), 2.64%, 6/27/2022(c)	20,100	20,183
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.30%), 2.41%, 3/8/2021(c)	16,230	16,250
Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/17/2021(c)	24,110	24,165
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.79%), 2.92%, 6/12/2020(c)	11,480	11,484
(ICE LIBOR USD 3 Month + 0.81%), 2.85%, 4/5/2021(b)(c)	23,155	23,034
(ICE LIBOR USD 3 Month + 0.88%), 2.88%, 10/12/2021(c)	41,890	41,364
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 2.86%, 4/9/2021(c)	26,100	26,115
(ICE LIBOR USD 3 Month + 1.10%), 3.01%, 11/6/2021(c)	13,471	13,497
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.39%, 5/21/2020(a)(c)	3,853	3,855
(ICE LIBOR USD 3 Month + 0.94%), 3.08%, 3/2/2021(a)(c)	8,200	8,249
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.02%, 12/21/2065(a)(c)	295	230
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.40%), 2.50%, 6/7/2021(c)	14,482	14,532
(ICE LIBOR USD 3 Month + 0.49%), 2.62%, 6/13/2022(b)(c)	12,290	12,338
Springleaf Finance Corp. 6.63%, 1/15/2028	858	948

		326,959

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025(a)	4,560	4,788

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Berry Global, Inc. 4.88%, 7/15/2026(a)	3,160	3,306
Greif, Inc. 6.50%, 3/1/2027(a)	1,105	1,179
LABL Escrow Issuer LLC
6.75%, 7/15/2026(a)	1,465	1,502
10.50%, 7/15/2027(a)	985	980
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(a)	690	654
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	19,515	19,538

		31,947

Distributors — 0.0%(d)
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	1,375	1,389
13.13%, 11/15/2027(a)	530	521

		1,910

Diversified Consumer Services — 0.0%(d)
Service Corp. International
5.38%, 5/15/2024	120	123
7.50%, 4/1/2027	1,145	1,397
4.63%, 12/15/2027	1,245	1,292

		2,812

Diversified Financial Services — 0.3%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	2,529	2,340
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 2.57%, 6/25/2021(a)(c)	7,840	7,870
CNG Holdings, Inc. 12.50%, 6/15/2024(a)	530	498
Synchrony Bank (ICE LIBOR USD 3 Month + 0.63%), 2.73%, 3/30/2020(c)	31,000	31,034

		41,742

Diversified Telecommunication Services — 0.7%
Altice France SA (France)
7.38%, 5/1/2026(a)	1,040	1,110
8.13%, 2/1/2027(a)	1,340	1,484
CCO Holdings LLC
5.88%, 4/1/2024(a)	14,615	15,236
5.38%, 5/1/2025(a)	810	838
5.75%, 2/15/2026(a)	8,220	8,682
5.50%, 5/1/2026(a)	2,145	2,263
5.13%, 5/1/2027(a)	4,230	4,484
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	675	751
Series Y, 7.50%, 4/1/2024(b)	1,545	1,738
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)(b)	2,161	2,023
8.00%, 10/15/2025(a)	440	402
Embarq Corp. 8.00%, 6/1/2036	1,498	1,505
Frontier Communications Corp.
6.88%, 1/15/2025	1,907	868
11.00%, 9/15/2025	4,850	2,231
8.50%, 4/1/2026(a)(b)	5,735	5,663
8.00%, 4/1/2027(a)	2,050	2,117
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	8,719	6,929
8.50%, 10/15/2024(a)	1,228	1,010
9.75%, 7/15/2025(a)	3,770	3,167
Level 3 Financing, Inc.
5.38%, 1/15/2024	1,610	1,636
5.38%, 5/1/2025	1,015	1,051
Qwest Corp. 6.88%, 9/15/2033(b)	190	191
Sprint Capital Corp. 8.75%, 3/15/2032	5,705	6,803
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	875	969
6.00%, 9/30/2034	590	631
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)(b)	975	1,048
Windstream Services LLC
9.00%, 6/30/2025(a)(h)	11,900	4,522
8.63%, 10/31/2025(a)(j)	385	364

		79,716

Electric Utilities — 0.3%
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.75%, 3/27/2020(c)	3,433	3,434
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.46%, 8/28/2021(b)(c)	27,650	27,658
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(h)	62,006	21
11.50%, 10/1/2020‡(h)	5,000	20

		31,133

Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA (Switzerland) (ICE LIBOR USD 3 Month + 0.45%), 2.58%, 6/5/2020(c)	8,020	8,030

Energy Equipment & Services — 0.1%
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	2,145	866
Nabors Industries, Inc. 5.75%, 2/1/2025	1,815	1,416
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	855	722
Telford Offshore Ltd. (United Arab Emirates) Series B, 12.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024(k)	4,235	1,528

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	467	471
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	201	203
Transocean, Inc.
7.25%, 11/1/2025(a)(b)	1,655	1,477
7.50%, 1/15/2026(a)	427	383
6.80%, 3/15/2038	544	336

		7,402

Entertainment — 0.1%
Netflix, Inc. 5.88%, 11/15/2028	2,170	2,371
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.39%), 2.50%, 9/1/2022(b)(c)	10,620	10,681

		13,052

Equity Real Estate Investment Trusts (REITs) — 0.2%
CoreCivic, Inc. 4.63%, 5/1/2023(b)	2,455	2,397
GEO Group, Inc. (The)
5.13%, 4/1/2023	305	270
5.88%, 10/15/2024	3,830	3,208
Iron Mountain, Inc. 6.00%, 8/15/2023(b)	3,065	3,144
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,175	1,292
5.75%, 2/1/2027(a)(b)	630	706
RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,425
Uniti Group LP 7.13%, 12/15/2024(a)(b)	1,270	1,048
VICI Properties 1 LLC 8.00%, 10/15/2023(b)	6,302	6,853
VICI Properties LP
4.25%, 12/1/2026(a)	954	973
4.63%, 12/1/2029(a)	656	676

		23,992

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	4,613	4,839
5.75%, 3/15/2025	815	831
New Albertsons LP 8.70%, 5/1/2030	3,340	3,574
Rite Aid Corp. 6.13%, 4/1/2023(a)	4,119	3,409

		12,653

Food Products — 1.0%
Campbell Soup Co.
(ICE LIBOR USD 3 Month + 0.50%), 2.62%, 3/16/2020(c)	21,012	21,021
(ICE LIBOR USD 3 Month + 0.63%), 2.75%, 3/15/2021(b)(c)	30,905	30,975
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.51%, 10/9/2020(c)	15,300	15,320
(ICE LIBOR USD 3 Month + 0.75%), 2.70%, 10/22/2020(b)(c)	2,390	2,390
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 2.54%, 4/16/2021(c)	30,592	30,690
JBS USA LUX SA 5.50%, 1/15/2030(a)	1,315	1,402
Kraft Heinz Foods Co. (ICE LIBOR USD 3 Month + 0.57%), 2.47%, 2/10/2021(c)	11,870	11,878
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,255	1,316
5.75%, 3/1/2027(a)	815	873
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)(b)	2,615	2,726

		118,591

Health Care Equipment & Supplies — 0.0%(d)
Hologic, Inc. 4.38%, 10/15/2025(a)	856	882

Health Care Providers & Services — 1.0%
21st Century Oncology, Inc. Series AI, 12.00% (PIK), 4/30/2023‡(k)(l)	4,437	3,924
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	4,598	4,000
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027(a)	2,130	2,018
Centene Corp.
4.25%, 12/15/2027(a)	1,448	1,490
4.63%, 12/15/2029(a)	1,810	1,898
Cigna Corp. (ICE LIBOR USD 3 Month + 0.65%), 2.79%, 9/17/2021(c)	42,230	42,239
Community Health Systems, Inc.
5.13%, 8/1/2021(b)	1,017	1,009
6.25%, 3/31/2023(b)	1,083	1,070
8.63%, 1/15/2024(a)	1,795	1,849
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 2.82%, 3/9/2021(c)	8,280	8,319
DaVita, Inc. 5.00%, 5/1/2025	5,190	5,354
Encompass Health Corp.
5.75%, 11/1/2024	2,321	2,353
5.75%, 9/15/2025	1,195	1,255
Envision Healthcare Corp. 8.75%, 10/15/2026(a)(b)	5,940	2,421
HCA, Inc.
5.38%, 2/1/2025	9,590	10,597
5.88%, 2/15/2026	13,165	14,860
5.63%, 9/1/2028	80	90
Tenet Healthcare Corp.
8.13%, 4/1/2022	992	1,084
6.75%, 6/15/2023(b)	5,250	5,670
7.00%, 8/1/2025(b)	310	326
4.88%, 1/1/2026(a)	3,585	3,724

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
6.25%, 2/1/2027(a)(b)	1,899	2,032
5.13%, 11/1/2027(a)	1,810	1,891

		119,473

Health Care Technology — 0.0%(d)
IQVIA, Inc. 5.00%, 10/15/2026(a)	915	961

Hotels, Restaurants & Leisure — 0.5%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	915	993
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(h)	11,740	5,870
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	1,815	1,520
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	2,265	2,373
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	689	704
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	2,071	2,180
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	492	505
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	4,950	5,049
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	4,240	4,346
Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 2.74%, 12/1/2020(c)	16,020	16,083
(ICE LIBOR USD 3 Month + 0.65%), 2.75%, 3/8/2021(c)	5,730	5,753
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	1,750	1,903
MGM Resorts International
5.75%, 6/15/2025	4,242	4,735
5.50%, 4/15/2027	1,840	2,022
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)	1,835	1,881
Scientific Games International, Inc. 10.00%, 12/1/2022	1,428	1,466
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	320	331
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	2,470	2,634

		60,348

Household Durables — 0.0%(d)
Newell Brands, Inc.
4.20%, 4/1/2026(j)	465	480
5.38%, 4/1/2036(j)	170	177
Tempur Sealy International, Inc.
5.63%, 10/15/2023	1,945	2,004
5.50%, 6/15/2026	285	299

		2,960

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,220	1,259
5.13%, 2/1/2028	2,180	2,262
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)(b)	2,525	2,822
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	410	367
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,905	1,995

		8,705

Insurance — 0.2%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 2.68%, 9/20/2021(a)(c)	15,830	15,811
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 2.62%, 6/28/2021(a)(c)	11,740	11,789

		27,600

Internet & Direct Marketing Retail — 0.1%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 2.81%, 1/30/2023(c)	5,300	5,341
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	2,815	2,357

		7,698

IT Services — 0.5%
Cogent Communications Group, Inc. 5.63%, 4/15/2021(a)	5,901	5,953
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/13/2021(c)	44,740	44,916
Zayo Group LLC
6.00%, 4/1/2023	465	477
6.38%, 5/15/2025	2,255	2,320
5.75%, 1/15/2027(a)	2,100	2,142

		55,808

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	775	756
6.75%, 12/31/2025(a)	6,914	7,242
5.88%, 12/15/2027(a)(b)	425	430
Vista Outdoor, Inc. 5.88%, 10/1/2023(b)	4,934	4,700

		13,128

Life Sciences Tools & Services — 0.0%(d)
Avantor, Inc. 6.00%, 10/1/2024(a)	2,180	2,335

Machinery — 0.0%(d)
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)(b)	2,185	2,010
Terex Corp. 5.63%, 2/1/2025(a)	1,420	1,440

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Welbilt, Inc. 9.50%, 2/15/2024	2,480	2,629

		6,079

Media — 0.7%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	495	506
7.50%, 5/15/2026(a)	950	1,011
Altice Luxembourg SA (Luxembourg)
7.63%, 2/15/2025(a)	208	217
10.50%, 5/15/2027(a)	1,740	1,973
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 3.56%, 2/1/2024(c)	3,825	3,933
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	2,290	2,523
5.13%, 8/15/2027(a)	1,430	1,487
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 2.54%, 10/1/2021(c)	7,940	7,978
CSC Holdings LLC
6.63%, 10/15/2025(a)	1,475	1,569
10.88%, 10/15/2025(a)	20,510	23,074
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	610	619
DISH DBS Corp.
5.88%, 11/15/2024	14,048	14,030
7.75%, 7/1/2026	11,430	11,837
Entercom Media Corp.
7.25%, 11/1/2024(a)(b)	830	876
6.50%, 5/1/2027(a)	330	348
GCI LLC
6.63%, 6/15/2024(a)	10	11
6.88%, 4/15/2025	750	783
iHeartCommunications, Inc.
0.00%, 3/1/2021‡(h)	950	—	(i)
10.63%, 3/15/2023‡(h)	3,855	—	(i)
8.38%, 5/1/2027	1,014	1,105
Meredith Corp. 6.88%, 2/1/2026(b)	2,495	2,563
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(a)	1,320	1,390
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)(b)	1,295	1,308
Sirius XM Radio, Inc.
5.38%, 4/15/2025(a)	3,071	3,179
5.00%, 8/1/2027(a)	575	605
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	1,735	1,783
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)(b)	1,300	1,420
5.13%, 4/15/2027(a)	235	250

		86,378

Metals & Mining — 0.1%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	7,986	8,405
7.00%, 9/30/2026(a)	610	664
Allegheny Technologies, Inc. 5.88%, 12/1/2027	388	399
Constellium SE 6.63%, 3/1/2025(a)	1,040	1,082
Hecla Mining Co. 6.88%, 5/1/2021(b)	1,070	1,059
Novelis Corp. 6.25%, 8/15/2024(a)(b)	1,155	1,214

		12,823

Multiline Retail — 0.1%
JC Penney Corp., Inc. 6.38%, 10/15/2036	3,800	1,254
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(a)(k)	6,115	2,826
8.00%, 10/25/2024(a)	6,068	1,684
8.75%, 10/25/2024(a)	8,045	2,272

		8,036

Multi-Utilities — 0.3%
Sempra Energy
(ICE LIBOR USD 3 Month + 0.50%), 2.50%, 1/15/2021(c)	4,103	4,102
(ICE LIBOR USD 3 Month + 0.45%), 2.57%, 3/15/2021(c)	29,380	29,375

		33,477

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Partners LP 5.38%, 9/15/2024	2,120	1,813
Antero Resources Corp. 5.13%, 12/1/2022	1,905	1,548
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	185	142
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	3,685	3,325
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	3,475	2,710
Buckeye Partners LP
4.13%, 12/1/2027	570	524
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(c)	725	542
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(b)	1,626	1,565
Chesapeake Energy Corp.
8.00%, 1/15/2025	85	44
8.00%, 6/15/2027(b)	675	322
Covey Park Energy LLC 7.50%, 5/15/2025(a)	2,285	1,771
Crestwood Midstream Partners LP 6.25%, 4/1/2023(j)	1,890	1,895
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(c)(e)(f)	1,545	1,475
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	1,416	1,172

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Enbridge, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.41%, 1/10/2020(b)(c)	15,820	15,827
(ICE LIBOR USD 3 Month + 0.70%), 2.82%, 6/15/2020(c)	11,960	11,987
EnLink Midstream LLC 5.38%, 6/1/2029	609	516
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(e)(f)	1,490	745
4.40%, 4/1/2024	880	810
4.15%, 6/1/2025	115	102
4.85%, 7/15/2026	1,040	919
EP Energy LLC
9.38%, 5/1/2024(a)(h)	12,127	152
8.00%, 11/29/2024(a)(h)	3,448	1,345
8.00%, 2/15/2025(a)(h)	1,045	13
7.75%, 5/15/2026(a)(h)	9,647	6,463
Gulfport Energy Corp.
6.00%, 10/15/2024	1,510	1,034
6.38%, 5/15/2025	310	201
6.38%, 1/15/2026	1,020	653
Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024(a)	1,288	1,323
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,458	1,458
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(a)	2,926	2,869
6.50%, 1/15/2025(a)	730	759
MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 3.00%, 9/9/2021(b)(c)	5,690	5,709
(ICE LIBOR USD 3 Month + 1.10%), 3.20%, 9/9/2022(c)	4,060	4,075
Oasis Petroleum, Inc.
6.88%, 1/15/2023(b)	4,161	3,818
6.25%, 5/1/2026(a)(b)	930	667
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.25%), 3.15%, 8/13/2021(c)	16,200	16,295
(ICE LIBOR USD 3 Month + 1.45%), 3.36%, 8/15/2022(b)(c)	8,100	8,148
Parsley Energy LLC 5.25%, 8/15/2025(a)	1,015	1,031
Range Resources Corp. 4.88%, 5/15/2025(b)	1,195	974
SM Energy Co.
6.13%, 11/15/2022	1,069	1,042
5.63%, 6/1/2025(b)	1,085	988
Southwestern Energy Co.
6.20%, 1/23/2025(j)	1,650	1,435
7.50%, 4/1/2026	1,463	1,282
Spectra Energy Partners LP (ICE LIBOR USD 3 Month + 0.70%), 2.83%, 6/5/2020(c)	25,494	25,549
Summit Midstream Holdings LLC 5.75%, 4/15/2025	2,835	2,140
Targa Resources Partners LP
6.75%, 3/15/2024	6,405	6,653
6.50%, 7/15/2027(a)	933	995
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(k)	3,229	492
Whiting Petroleum Corp.
5.75%, 3/15/2021	695	636
6.25%, 4/1/2023(b)	60	42
6.63%, 1/15/2026(b)	985	561
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,846
WPX Energy, Inc. 8.25%, 8/1/2023	1,021	1,146

		153,548

Personal Products — 0.0%(d)
Coty, Inc. 6.50%, 4/15/2026(a)(b)	810	836
High Ridge Brands Co. 8.88%, 3/15/2025(a)	3,888	10
Prestige Brands, Inc.
6.38%, 3/1/2024(a)(b)	410	427
5.13%, 1/15/2028(a)	260	266

		1,539

Pharmaceuticals — 0.5%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024(b)	1,573	1,475
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	130	149
8.50%, 1/31/2027(a)	2,328	2,636
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	2,416	2,446
7.00%, 3/15/2024(a)	11,091	11,604
6.13%, 4/15/2025(a)	8,158	8,484
9.00%, 12/15/2025(a)	8,004	9,044
7.00%, 1/15/2028(a)	1,450	1,589
Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 2.74%, 6/25/2021(a)(c)	7,780	7,804
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 2.28%, 5/16/2022(a)(c)	3,216	3,218
Endo Dac 6.00%, 7/15/2023(a)	1,744	1,134
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	1,755	492
5.50%, 4/15/2025(a)	7,305	2,173
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	2,150	2,032

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 2.34%, 8/20/2021(c)	5,500	5,505

		59,785

Road & Rail — 0.1%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	3,150	3,280
Hertz Corp. (The)
7.63%, 6/1/2022(a)	1,217	1,266
5.50%, 10/15/2024(a)(b)	3,318	3,368
7.13%, 8/1/2026(a)	1,645	1,752
6.00%, 1/15/2028(a)	735	730

		10,396

Semiconductors & Semiconductor Equipment — 0.0%(d)
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021(b)(j)	1,229	1,217
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	3,195	3,432

		4,649

Software — 0.2%
Infor US, Inc. 6.50%, 5/15/2022	22,620	23,045
Informatica LLC 7.13%, 7/15/2023(a)	2,420	2,459
Nuance Communications, Inc. 5.63%, 12/15/2026	248	264

		25,768

Specialty Retail — 0.1%
L Brands, Inc. 6.75%, 7/1/2036	1,855	1,600
PetSmart, Inc.
7.13%, 3/15/2023(a)	3,791	3,412
5.88%, 6/1/2025(a)	2,049	2,008
8.88%, 6/1/2025(a)(b)	2,163	1,919
Staples, Inc.
7.50%, 4/15/2026(a)(b)	2,575	2,694
10.75%, 4/15/2027(a)(b)	2,110	2,174

		13,807

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.
(ICE LIBOR USD 3 Month + 0.68%), 2.81%, 3/12/2021(b)(c)	24,630	24,730
(ICE LIBOR USD 3 Month + 0.72%), 2.76%, 10/5/2021(c)	30,469	30,473
NCR Corp.
5.75%, 9/1/2027(a)	945	979
6.13%, 9/1/2029(a)	930	981

		57,163

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 2.50%, 8/14/2020(b)(c)	1,932	1,936
(ICE LIBOR USD 3 Month + 0.88%), 2.79%, 8/15/2022(c)	20,551	20,653

		22,589

Trading Companies & Distributors — 0.1%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	2,442	1,905
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 3.08%, 6/1/2021(a)(b)(c)	8,020	8,044
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	1,865	1,951
United Rentals North America, Inc.
6.50%, 12/15/2026	2,850	3,111
5.50%, 5/15/2027	2,275	2,429

		17,440

Wireless Telecommunication Services — 0.3%
Sprint Corp.
7.88%, 9/15/2023	1,788	1,966
7.63%, 2/15/2025	19,875	21,769
7.63%, 3/1/2026	1,207	1,317
T-Mobile USA, Inc.
6.50%, 1/15/2024	180	186
6.50%, 1/15/2024‡	1,585	—	(i)
6.38%, 3/1/2025	4,425	4,591
6.38%, 3/1/2025‡	15,960	—	(i)
6.50%, 1/15/2026	5,340	5,714
6.50%, 1/15/2026‡	5,180	—	(i)
4.75%, 2/1/2028‡	1,410	—	(i)
United States Cellular Corp. 6.70%, 12/15/2033(b)	2,655	2,893

		38,436

TOTAL CORPORATE BONDS (Cost $3,657,818)		3,630,512

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.0%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 4.24%, 9/25/2035(l)	4,283	3,972
Series 2005-10, Class 1A21, 4.11%, 1/25/2036(l)	1,060	995
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	70	71
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	253	253
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	180	180
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	564	565
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	131

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	731	710
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	16	16
Series 2006-J2, Class A1, 2.21%, 4/25/2036(l)	3,672	2,051
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,299	1,081
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	2,340	1,948
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	3,193	2,675
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	573	455
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,972	1,645
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	452	380
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	659	518
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 1.90%, 9/25/2046(l)	1,412	1,338
Angel Oak Mortgage Trust Series 2019-6, Class A1, 2.62%, 11/25/2059(a)(l)	32,956	32,895
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(l)	6,132	6,152
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(l)	3,682	3,720
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(l)	6,919	7,012
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	9,177	9,241
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(l)	16,074	16,336
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(l)	11,717	11,952
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	696	663
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,492	1,524
Series 2005-B, Class 3M1, 2.40%, 4/20/2035‡(l)	9,527	9,507
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	478	484
Series 2006-D, Class 5A2, 4.35%, 5/20/2036(l)	948	899
Series 2014-R7, Class 1A1, 1.86%, 5/26/2036(a)(l)	6,637	6,456
Series 2014-R7, Class 2A1, 1.85%, 9/26/2036(a)(l)	1,508	1,475
Series 2015-R4, Class 5A1, 1.97%, 10/25/2036(a)(l)	12,222	11,936
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	2,901	2,805
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 4.31%, 2/25/2036(l)	5,093	5,037
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(j)	3,008	3,094
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(a)(j)	2,670	2,705
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	980	1,038
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	459	416
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,452	1,160
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	598	466
Series 2007-5, Class A6, 2.06%, 5/25/2037(l)	1,736	1,095
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	2,290	2,333
Citigroup Mortgage Loan Trust
Series 2006-4, Class 1A1, 5.50%, 12/25/2035	199	198
Series 2014-11, Class 4A1, 2.02%, 7/25/2036(a)(l)	2,985	2,850
Series 2014-10, Class 3A1, 2.22%, 7/25/2036(a)(l)	4,631	4,526
Series 2014-12, Class 1A4, 2.14%, 8/25/2036(a)(l)	10,285	10,101
Series 2014-10, Class 1A1, 1.96%, 11/25/2036(a)(l)	3,704	3,585
Series 2014-10, Class 4A1, 1.99%, 2/25/2037(a)(l)	5,924	5,624
Series 2014-12, Class 2A4, 3.52%, 2/25/2037(a)(l)	2,040	2,064
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(l)	5,309	5,304
COLT Mortgage Loan Trust
Series 2018-1, Class A2, 2.98%, 2/25/2048(a)(l)	541	542
Series 2018-2, Class A2, 3.54%, 7/27/2048(a)(l)	4,021	4,035
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M1, 2.46%, 4/25/2031‡(a)(l)	513	513
Series 2019-R01, Class 2M1, 2.56%, 7/25/2031(a)(l)	22,110	22,115

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-R02, Class 1M1, 2.56%, 8/25/2031‡(a)(l)	15,614	15,618
Series 2019-R03, Class 1M1, 2.46%, 9/25/2031(a)(l)	5,815	5,816
Series 2019-R04, Class 2M1, 2.46%, 6/25/2039(a)(l)‡	8,312	8,315
Series 2019-R04, Class 2M2, 3.81%, 6/25/2039(a)(l)	55,086	55,258
Series 2019-R05, Class 1M1, 2.46%, 7/25/2039(a)(b)(l)	18,217	18,220
Series 2019-R05, Class 1M2, 3.71%, 7/25/2039(a)(l)	28,943	29,034
Series 2019-R07, Class 1M1, 2.48%, 10/25/2039(a)(l)	21,504	21,521
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	120	120
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	1,255	1,307
CSMC
Series 2011-12R, Class 3A1, 3.97%, 7/27/2036(a)(l)	689	692
Series 2014-11R, Class 9A1, 1.96%, 10/27/2036(a)(l)	1,585	1,583
Series 2014-11R, Class 8A1, 7.37%, 4/27/2037(a)(l)	771	768
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(a)(l)	4,463	4,540
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(a)(l)	2,259	2,257
Series 2018-2A, Class A2, 3.53%, 4/25/2058(a)(l)	5,089	5,126
Series 2018-3A, Class A2, 3.89%, 8/25/2058(a)(l)	2,860	2,881
Series 2018-4A, Class A2, 4.18%, 10/25/2058(a)(l)	7,283	7,336
Series 2019-4A, Class B1, 3.99%, 10/25/2059(a)(l)	8,916	8,955
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.20%, 2/25/2020(l)	233	232
Series 2005-1, Class 1A1, 2.21%, 2/25/2035(l)	1,558	1,501
FHLMC STACR
Series 2019-HQA3, Class M1, 2.46%, 9/25/2049(a)(l)	8,900	8,903
Series 2019-HQA3, Class M2, 3.56%, 9/25/2049(a)(l)	46,165	46,190
FHLMC STACR Trust
Series 2018-HQA2, Class M1, 2.46%, 10/25/2048(a)(l)	24,395	24,408
Series 2019-DNA1, Class M1, 2.61%, 1/25/2049(a)(l)	3,405	3,408
Series 2019-HQA1, Class M1, 2.61%, 2/25/2049(a)(l)	3,432	3,434
Series 2019-DNA3, Class M1, 2.44%, 7/25/2049(a)(l)	3,894	3,894
FHLMC Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2, 3.91%, 2/25/2024(l)	19,460	19,671
Series 2014-DN2, Class M2, 3.36%, 4/25/2024(l)	7,181	7,199
Series 2015-DNA1, Class M2, 3.56%, 10/25/2027(l)	4,116	4,138
Series 2015-DNA3, Class M2, 4.56%, 4/25/2028(l)	5,106	5,160
Series 2016-DNA1, Class M2, 4.61%, 7/25/2028(l)	1,409	1,416
Series 2016-DNA2, Class M3, 6.36%, 10/25/2028(l)	21,572	23,145
Series 2016-HQA2, Class M2, 3.96%, 11/25/2028(l)	7,193	7,219
Series 2016-DNA3, Class M2, 3.71%, 12/25/2028(l)	4,497	4,506
Series 2017-DNA1, Class M1, 2.91%, 7/25/2029(l)	21,744	21,798
Series 2017-HQA1, Class M1, 2.91%, 8/25/2029(l)	4,434	4,440
Series 2017-DNA2, Class M1, 2.91%, 10/25/2029(l)	28,770	28,850
Series 2017-HQA2, Class M1, 2.51%, 12/25/2029(l)	21,708	21,710
Series 2017-DNA3, Class M1, 2.46%, 3/25/2030(l)	25,586	25,601
Series 2018-DNA1, Class M1, 2.16%, 7/25/2030(l)	3,499	3,496
Series 2018-HQA1, Class M1, 2.41%, 9/25/2030(l)	8,280	8,281
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 6.71%, 7/25/2025(l)	19,359	21,013
Series 2015-C04, Class 1M2, 7.41%, 4/25/2028(l)	27,159	30,088
Series 2016-C01, Class 2M2, 8.66%, 8/25/2028(l)	6,790	7,366
Series 2016-C03, Class 1M1, 3.71%, 10/25/2028(l)	816	818
Series 2016-C04, Class 1M1, 3.16%, 1/25/2029(l)	3,695	3,697
Series 2016-C05, Class 2M2, 6.16%, 1/25/2029(l)	29,243	30,775
Series 2016-C06, Class 1M1, 3.01%, 4/25/2029(l)	10,006	10,034
Series 2017-C01, Class 1M1, 3.01%, 7/25/2029(l)	10,381	10,394
Series 2017-C02, Class 2M1, 2.86%, 9/25/2029(l)	15,507	15,541
Series 2017-C03, Class 1M1, 2.66%, 10/25/2029(l)	18,880	18,907

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2017-C04, Class 2M1, 2.56%, 11/25/2029(l)	19,602	19,610
Series 2017-C05, Class 1M1, 2.26%, 1/25/2030(l)	5,705	5,704
Series 2017-C06, Class 1M1, 2.46%, 2/25/2030(l)	5,097	5,097
Series 2017-C07, Class 1M1, 2.36%, 5/25/2030(l)	10,640	10,639
Series 2017-C07, Class 2M1, 2.36%, 5/25/2030(l)	611	611
Series 2018-C01, Class 1M1, 2.31%, 7/25/2030(l)	36,586	36,586
Series 2018-C02, Class 2M1, 2.36%, 8/25/2030(l)	909	909
Series 2018-C03, Class 1M1, 2.39%, 10/25/2030(l)	13,297	13,301
Series 2018-C04, Class 2M1, 2.46%, 12/25/2030(l)	2,854	2,855
Series 2018-C05, Class 1M1, 2.43%, 1/25/2031(l)	37,324	37,344
Series 2018-C06, Class 1M1, 2.26%, 3/25/2031(l)	152	152
Series 2018-C06, Class 2M1, 2.26%, 3/25/2031(l)	3,862	3,862
GCAT Trust Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(l)	22,598	22,549
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 2.19%, 4/26/2037(a)(l)	1,187	1,174
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	90	91
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,560	1,514
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	1,219	1,305
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 4.03%, 12/19/2034(l)	1,741	1,580
Series 2006-9, Class 2A1A, 1.94%, 11/19/2036(l)	5,180	4,756
HomeBanc Mortgage Trust Series 2005-4, Class A1, 1.98%, 10/25/2035(l)	7,096	7,186
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(a)(l)	6,256	6,305
Impac CMB Trust
Series 2004-6, Class 1A2, 2.49%, 10/25/2034(l)	1,344	1,345
Series 2005-1, Class 2A1, 2.22%, 4/25/2035(l)	10,278	10,188
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	705	637
JP Morgan Seasoned Mortgage Trust Series 2014-1, Class A2, 2.21%, 5/25/2033(a)(l)	8,784	8,745
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	186	187
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	564	580
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	2,317	1,870
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(a)	1,322	1,304
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, 4.09%, 11/25/2048(a)(l)	5,591	5,677
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 2.38%, 12/26/2036(a)(l)	2,966	2,901
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.36%, 10/25/2032(l)	1,356	1,388
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	143	96
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	43
Series 2005-QS3, Class 2A1, 5.00%, 3/25/2020	57	57
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	162	154
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 1.97%, 8/26/2036(a)(l)	7,916	7,760
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	14	14
Series 2006-R1, Class A2, 2.11%, 1/25/2046(l)	18,011	7,723
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(a)(l)	10,755	10,893
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.23%, 6/25/2035(l)	1,916	1,865
Series 2006-S9, Class A1, 6.25%, 9/25/2036	2,613	2,560
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,068	1,946
Series 2006-SA4, Class 2A1, 3.86%, 11/25/2036(l)	1,399	1,340
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	3,094	3,024
Series 2007-S2, Class A4, 6.00%, 2/25/2037	860	812

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
SG Residential Mortgage Trust Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(l)	1,322	1,326
STACR Trust
Series 2018-DNA2, Class M1, 2.51%, 12/25/2030‡(a)(l)	12,415	12,425
Series 2018-HRP1, Class M2, 3.36%, 4/25/2043(a)(l)	33,209	33,318
Series 2018-HRP2, Class M1, 2.56%, 2/25/2047‡(a)(l)	2,128	2,128
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A2, 3.89%, 3/25/2048(a)(l)	6,361	6,414
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(l)	5,299	5,396
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(l)	15,281	15,309
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 4.05%, 9/25/2037(l)	699	702
Series 2002-4, Class 3A, 4.18%, 12/25/2042(l)	964	989
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(j)	5,310	5,364
Verus Securitization Trust
Series 2017-1A, Class A2, 3.16%, 1/25/2047(a)(l)	565	566
Series 2017-2A, Class A2, 2.64%, 7/25/2047(a)(l)	2,135	2,127
Series 2018-1, Class A2, 3.03%, 2/25/2048(a)(l)	1,287	1,288
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(a)(l)	5,320	5,334
Series 2018-2, Class A2, 3.78%, 6/1/2058(a)(l)	3,905	3,928
Series 2018-3, Class A2, 4.18%, 10/25/2058(a)(l)	6,062	6,130
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(a)(l)	7,493	7,633
Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(l)	10,543	10,620
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(a)(l)	3,250	3,276
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 2.16%, 9/25/2035(l)	1,564	1,287
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	119	118
Wells Fargo Alternative Loan Trust Series 2005-1, Class 1A2, 5.50%, 2/25/2035	352	355

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,215,531)		1,219,700

U.S. GOVERNMENT AGENCY SECURITIES — 9.7%
FHLB
DN, 1.71%, 12/9/2019(m)	700,000	699,785
DN, 1.59%, 4/27/2020(m)	490,000	486,799

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,186,545)		1,186,584

ASSET-BACKED SECURITIES — 8.2%
ABFC Trust Series 2006-OPT2, Class A2, 1.85%, 10/25/2036‡(l)	20,082	19,281
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(j)	1,733	1,830
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 1.80%, 7/25/2036‡(l)	28,510	9,912
Ally Auto Receivables Trust Series 2017-5, Class A3, 1.99%, 3/15/2022	11,060	11,061
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 2.98%, 8/25/2033‡(l)	572	572
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 3.91%, 12/15/2033‡(l)	878	878
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(j)	784	767
Capital One Multi-Asset Execution Trust Series 2015-A3, Class A3, 2.17%, 3/15/2023(l)	12,615	12,633
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 2.19%, 10/25/2035‡(l)	15,753	15,791
Series 2006-NC2, Class A3, 1.86%, 6/25/2036‡(l)	20,274	20,105
Series 2007-RFC1, Class A2, 1.81%, 12/25/2036‡(l)	867	866
Series 2007-FRE1, Class A2, 1.91%, 2/25/2037(l)	4,785	4,770
Series 2007-HE1, Class A2, 1.86%, 6/25/2037‡(l)	2,701	2,692
Centex Home Equity Loan Trust Series 2005-A, Class M2, 2.46%, 1/25/2035‡(l)	2,652	2,628

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Citibank Credit Card Issuance Trust
Series 2017-A4, Class A4, 1.99%, 4/7/2022(l)	24,622	24,635
Series 2016-A3, Class A3, 2.26%, 12/7/2023(l)	9,605	9,652
Series 2017-A7, Class A7, 2.13%, 8/8/2024(l)	35,729	35,804
Series 2018-A2, Class A2, 2.05%, 1/20/2025(l)	59,245	59,245
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 1.87%, 12/25/2035‡(l)	8,166	8,089
Series 2006-BC3, Class 2A3, 1.95%, 2/25/2037‡(l)	5,502	5,496
Series 2007-2, Class 2A3, 1.85%, 8/25/2037‡(l)	7,435	7,326
Series 2007-8, Class 2A3, 1.90%, 11/25/2037‡(l)	15,915	15,794
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 1.85%, 10/25/2036‡(l)	11,857	10,977
CWABS Asset-Backed Certificates Trust
Series 2006-14, Class 2A2, 1.86%, 2/25/2037‡(l)	179	179
Series 2006-18, Class 2A2, 1.87%, 3/25/2037‡(l)	12,366	12,297
Series 2006-11, Class 3AV2, 1.87%, 9/25/2046‡(l)	6,344	6,268
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 2.53%, 3/25/2034‡(l)	489	488
Discover Card Execution Note Trust
Series 2017-A3, Class A3, 2.00%, 10/17/2022(l)	6,183	6,186
Series 2018-A3, Class A3, 2.00%, 12/15/2023(l)	21,330	21,336
Series 2019-A2, Class A, 2.04%, 12/15/2023(l)	19,951	19,967
Series 2017-A1, Class A1, 2.26%, 7/15/2024(l)	8,864	8,909
Ellington Loan Acquisition Trust Series 2007-2, Class A2E, 2.81%, 5/25/2037‡(a)(l)	947	949
FBR Securitization Trust
Series 2005-2, Class M2, 2.46%, 9/25/2035‡(l)	12,765	12,798
Series 2005-5, Class M1, 2.40%, 11/25/2035‡(l)	7,882	7,865
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 2.36%, 7/25/2036‡(l)	3,448	2,118
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 1.85%, 7/25/2036‡(l)	12,643	12,555
Series 2006-FF12, Class A4, 1.85%, 9/25/2036‡(l)	1,372	1,364
Series 2006-FF14, Class A5, 1.87%, 10/25/2036‡(l)	22,249	21,934
Ford Credit Auto Owner Trust
Series 2017-C, Class A3, 2.01%, 3/15/2022	16,684	16,688
Series 2016-2, Class A, 2.03%, 12/15/2027(a)	38,939	38,934
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	4,084	4,160
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	4,705	4,774
Fremont Home Loan Trust
Series 2005-1, Class M4, 2.73%, 6/25/2035‡(l)	2,843	2,851
Series 2006-1, Class 1A1, 1.86%, 4/25/2036(l)	9,388	9,351
GSAA Home Equity Trust
Series 2006-1, Class A2, 1.93%, 1/25/2036‡(l)	4,944	2,385
Series 2007-2, Class AF4A, 5.98%, 3/25/2037(j)	7,287	3,262
Series 2007-5, Class 1AV1, 1.81%, 5/25/2037‡(l)	7,259	3,465
Series 2007-7, Class 1A2, 1.89%, 7/25/2037‡(l)	2,738	2,658
GSAMP Trust
Series 2005-WMC1, Class M1, 2.44%, 9/25/2035‡(l)	3,561	3,560
Series 2006-FM1, Class A1, 1.87%, 4/25/2036‡(l)	12,134	9,128
Series 2006-HE3, Class A2C, 1.87%, 5/25/2046(l)	10,691	10,586
Series 2007-HE1, Class A2C, 1.86%, 3/25/2047‡(l)	17,834	17,555
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 2.83%, 11/25/2034‡(l)	773	777
Series 2006-C, Class 2A, 1.84%, 8/25/2036‡(l)	13,653	12,916
JP Morgan Mortgage Acquisition Trust
Series 2006-CW2, Class AV4, 1.86%, 8/25/2036‡(l)	286	285
Series 2007-CH3, Class A1A, 1.88%, 3/25/2037‡(l)	23,312	23,238
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 2.56%, 7/25/2034(l)	977	945
Series 2006-WL1, Class 2A4, 2.39%, 1/25/2046(l)	4,286	4,284
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 2.59%, 6/25/2035(l)	7,759	7,764
Series 2006-HE4, Class A2, 1.82%, 11/25/2036‡(l)	6,161	2,852
Series 2006-HE4, Class A3, 1.86%, 11/25/2036‡(l)	7,900	3,695

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, Class 1A1, 2.71%, 10/25/2037‡(l)	11,262	11,431
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-SD3, Class M1, 2.76%, 6/25/2034‡(a)(l)	353	353
Series 2005-HE3, Class M4, 2.68%, 7/25/2035‡(l)	2,542	2,551
Series 2007-HE7, Class A2B, 2.71%, 7/25/2037‡(l)	3,571	3,552
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV3, 1.89%, 6/25/2037‡(l)	2,359	2,354
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.04%, 11/25/2033‡(l)	5	4
Series 2006-2, Class A2B, 1.87%, 8/25/2036‡(l)	11,422	11,021
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3, 3.22%, 6/15/2023	27,897	28,433
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 2.12%, 2/25/2036‡(l)	2,203	2,204
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 1.86%, 9/25/2036‡(l)	12,459	6,754
Series 2006-4, Class A2D, 1.96%, 9/25/2036‡(l)	4,714	2,602
Series 2007-1, Class A1A, 1.84%, 3/25/2037‡(l)	19,378	14,223
OneMain Financial Issuance Trust Series 2016-1A, Class B, 4.57%, 2/20/2029‡(a)	6,352	6,405
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	6,713	6,820
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	3,336	3,393
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	9,495	9,755
Series 2017-1A, Class A2, 2.56%, 9/14/2032(a)(l)	8,231	8,236
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	3,761	3,777
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	35,917	36,278
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 2.56%, 11/25/2034‡(l)	714	716
Series 2005-3, Class M2, 2.44%, 8/25/2035(l)	2,795	2,802
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 1.94%, 12/25/2035‡(l)	6,192	6,150
Park Place Securities, Inc.
Series 2005-WHQ4, Class M1, 2.18%, 9/25/2035‡(l)	4,363	4,370
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ3, Class M3, 2.41%, 6/25/2035‡(l)	6,918	6,924
People’s Choice Home Loan Securities Trust Series 2005-4, Class 1A2, 2.23%, 12/25/2035‡(l)	1,362	1,348
Popular ABS Mortgage Pass-Through Trust Series 2005-4, Class M1, 2.17%, 9/25/2035‡(l)	6,681	6,713
RAAC Trust Series 2007-SP2, Class A2, 2.11%, 6/25/2047‡(l)	1,278	1,278
RASC Trust
Series 2005-KS2, Class M1, 2.35%, 3/25/2035‡(l)	1,603	1,604
Series 2007-KS3, Class AI3, 1.96%, 4/25/2037‡(l)	4,224	4,200
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(a)	7,550	7,591
Series 2018-2, Class A, 4.56%, 1/18/2028(a)	7,126	7,274
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(j)	1,267	1,317
Series 2007-1, Class A2C, 1.86%, 1/25/2047‡(l)	6,575	6,512
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 1.85%, 9/25/2036‡(l)	12,395	9,142
Series 2007-NC2, Class A2B, 1.85%, 1/25/2037‡(l)	3,996	3,525
Soundview Home Loan Trust
Series 2005-2, Class M5, 2.70%, 7/25/2035‡(l)	2,648	2,669
Series 2005-OPT3, Class A1, 1.97%, 11/25/2035‡(l)	2,460	2,460
Series 2006-1, Class A4, 2.01%, 2/25/2036‡(l)	4,354	4,354
Series 2006-OPT1, Class 1A1, 1.89%, 3/25/2036‡(l)	17,656	17,631
Series 2006-OPT2, Class A3, 1.89%, 5/25/2036‡(l)	2,126	2,125
Series 2006-OPT4, Class 1A1, 1.86%, 6/25/2036‡(l)	14,965	14,868
Series 2006-OPT3, Class 1A1, 1.86%, 6/25/2036‡(l)	24,474	24,428
Series 2006-EQ1, Class A3, 1.87%, 10/25/2036‡(l)	6,897	6,872
Series 2007-1, Class 2A3, 1.88%, 3/25/2037‡(l)	3,239	3,233
Series 2007-OPT3, Class 2A3, 1.89%, 8/25/2037‡(l)	6,777	6,547

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	7,463	7,509
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	1,943	1,983
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 2.43%, 5/25/2035‡(l)	2,727	2,727
Series 2006-2, Class A3, 2.07%, 4/25/2036(l)	9,962	9,824
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC5, Class A4, 1.88%, 12/25/2036‡(l)	2,175	2,135
Series 2007-WF1, Class A4, 1.91%, 2/25/2037‡(l)	7,348	7,328
Terwin Mortgage Trust Series 2006-3, Class 2A2, 1.92%, 4/25/2037(a)(l)	4,656	4,589
Towd Point Mortgage Trust Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(a)(l)	6,276	6,347
Series 2015-4, Class A1B, 2.75%, 4/25/2055(a)(l)	599	600
Series 2016-4, Class A1, 2.25%, 7/25/2056‡(a)(l)	10,110	10,054
Series 2017-6, Class A1, 2.75%, 10/25/2057‡(a)(l)	6,692	6,745
Series 2019-HY2, Class A1, 2.71%, 5/25/2058(a)(l)	22,406	22,471
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 1.86%, 1/25/2037‡(l)	1,772	1,769

TOTAL ASSET-BACKED SECURITIES (Cost $995,457)		1,003,010

LOAN ASSIGNMENTS — 3.7%(n)
Aerospace & Defense — 0.0%(d)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 10/4/2024(c)	604	535
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 6/9/2023(c)	3,836	3,836

		4,371

Auto Components — 0.0%(d)
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 5/16/2024(c)	2,473	2,440

Building Products — 0.0%(d)
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.70%, 11/21/2024(c)	2,394	2,400

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 4/1/2024(c)	4,135	4,121
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 5/15/2024(c)	3,848	3,798
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.01%, 10/1/2025(c)(o)	1,961	1,939

		9,858

Commercial Services & Supplies — 0.1%
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 10/4/2023(c)	1,806	1,800
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.03%, 9/23/2026(c)(o)	6,045	5,976

		7,776

Communications Equipment — 0.1%
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.53%, 10/1/2026(c)	1,944	1,953
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 12/15/2024(c)	1,909	1,817
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 4/6/2026(c)	2,562	2,542
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 7/2/2025(c)	1,138	1,075

		7,387

Consumer Finance — 0.0%(d)
Flying Fortress Holdings LLC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.85%, 10/30/2022(c)	2,810	2,816

Containers & Packaging — 0.2%
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 10/1/2022(c)	900	903

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Berry Global, Inc., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 3.76%, 1/19/2024(c)	1,678	1,683
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.23%, 4/3/2024(c)	9,185	8,999
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 5/22/2024(c)	3,845	3,811
Crown Americas, 1st Lien Term Loan B (1 Week LIBOR + 2.00%), 3.60%, 4/3/2025(c)	505	505
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 MONTH + 3.00%; ICE LIBOR USD 3 MONTH + 3.00%), 5.09%, 12/29/2023(c)	919	891
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/5/2023(c)	4,816	4,822
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.35%, 1/30/2021(c)	1,370	1,320

		22,934

Diversified Consumer Services — 0.1%
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 8/24/2026(c)	3,875	3,862
Ensemble RCM, LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.66%, 8/3/2026(c)	1,353	1,353
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 7/17/2025(c)	3,860	3,872

		9,087

Diversified Financial Services — 0.1%
Ineos Enterprises Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.12%, 8/28/2026(c)	1,935	1,933
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.35%, 10/1/2026(c)	4,230	4,241
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.70%, 3/21/2025(c)	887	886

		7,060

Diversified Telecommunication Services — 0.3%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(c)	11,346	11,339
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024(c)	5,607	5,591
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.71%, 10/5/2023(c)	991	915
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.85%, 12/31/2025(c)	1,283	1,192
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.25%, 2/19/2026(c)	3,968	3,818
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 5/16/2024(c)	764	762
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023(c)	2,790	2,745
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.04%, 2/22/2024(c)	1,882	1,881
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 11/1/2024(c)	2,377	1,715
Zayo Group LLC, Term Loan B-2 (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 1/19/2024(c)	2,785	2,789

		32,747

Electric Utilities — 0.0%(d)
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.60%, 2/16/2026(c)	2,467	2,467

Electrical Equipment — 0.0%(d)
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/1/2025(c)	3,791	3,788

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.21%, 5/8/2026(c)	7,116	7,121

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.90%, 8/20/2025(c)	1,903	1,833

		8,954

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.00%), 5.23%, 4/22/2026(c)	4,141	4,155
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.83%, 11/1/2023(c)	3,307	3,312

		7,467

Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 8/27/2025(c)	2,469	2,436

Food & Staples Retailing — 0.1%
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 11/17/2025(c)	2,873	2,890
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/17/2026(c)(o)	8,255	8,304
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023(c)	15,833	5,621
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/22/2025(c)	2,743	2,255

		19,070

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.46%, 4/6/2024(c)	4,897	4,833
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 5.39%, 5/23/2025(c)	1,338	1,240
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 5/1/2026(c)	1,595	1,601

		7,674

Health Care Providers & Services — 0.3%
21st Century Oncology, Inc., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 6.13%), 6.99%, 1/14/2022‡(c)	678	678
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 3/14/2025(c)	9,951	9,253
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 10/10/2025(c)	13,533	10,606
Medical Developers LLC, Term Loan (ICE LIBOR USD 3 Month + 8.00%), 8.00%, 10/15/2021‡(c)	917	917
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(c)	8,832	8,437
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.45%, 6/26/2026(c)	537	535
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/6/2024(c)	4,810	3,378
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.75%, 6/26/2026(c)	2,320	2,204

		36,008

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.45%, 11/19/2026(c)	2,241	2,240
Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 3/8/2024(c)	3,515	3,502
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 MONTH + 2.75%; ICE LIBOR USD 3 MONTH + 2.75%), 4.68%, 10/4/2023(c)	1,245	1,244
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.03%, 8/2/2026(c)	776	778

		7,764

Household Products — 0.0%(d)
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 9/26/2024(c)	3,191	2,962
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 5/15/2023(c)	2,470	2,375

		5,337

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.61%, 1/15/2024(c)	4,760	4,770
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.91%, 11/28/2024(c)	1,724	1,655
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/28/2025(c)	3,236	3,262

		9,687

Insurance — 0.1%
Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 5/9/2025(c)	2,483	2,455
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.20%, 8/4/2025(c)	1,427	1,437
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/3/2024(c)	3,368	3,370
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 MONTH + 2.75%; ICE LIBOR USD 3 MONTH + 2.75%), 4.94%, 4/25/2025(c)	2,454	2,418

		9,680

IT Services — 0.1%
BMC Software Finance, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/2/2025(c)	2,546	2,447
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.70%, 2/6/2026(c)	2,628	2,642
Ensono LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 6.95%, 6/27/2025(c)	730	719
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 6.50%), 8.85%, 7/12/2023(c)	4,466	1,712
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 5/31/2025(c)	2,675	2,061
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 MONTH + 3.00%; ICE LIBOR USD 3 MONTH + 3.00%), 4.90%, 11/3/2023(c)	2,904	2,720
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.51%, 10/10/2025(c)	3,388	3,327

		15,628

Leisure Products — 0.2%
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 2/1/2024(c)	1,765	1,751
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022‡(c)	3,460	3,441
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(h)	10,206	— (i	)
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 12/22/2025(c)	11,248	10,146
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.51%, 2/14/2025(c)	10,116	10,015

		25,353

Machinery — 0.1%
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 3/28/2025(c)	10,017	9,574

Media — 0.3%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.47%, 1/31/2026(c)	4,831	4,706
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 11/18/2024(c)	1,979	1,989
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 2/28/2025(c)	2,369	2,360
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 6/30/2024(c)	5,932	5,773
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(c)	4,800	4,828
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(c)	3,592	3,608
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.01%, 8/15/2026(c)	1,081	1,087

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 5.45%, 1/31/2026(c)	2,449	2,418
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 9/25/2026(c)	965	869
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.96%, 1/3/2024(c)	799	801
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 4/29/2026(c)	8,307	8,343
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 3/15/2024(c)	1,065	1,042

		37,824

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.27%, 10/25/2023(c)(o)	10,148	7,363

Oil, Gas & Consumable Fuels — 0.3%
Blackstone CQP Holdco LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.66%, 9/30/2024(c)	1,004	1,003
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 12/31/2022(c)	5,637	4,729
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.79%, 8/1/2023(c)	690	697
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.04%, 3/2/2026(c)	8,025	7,554
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 MONTH + 5.25%; ICE LIBOR USD 3 MONTH + 5.25%), 7.16%, 8/25/2023(c)	14,696	11,064
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.96%, 6/2/2025(c)	5,955	5,359
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 5/22/2026(c)	2,001	1,886
Prairie Eci Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.85%, 3/11/2026(c)	1,055	1,010
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 4/12/2024(c)	11,947	7,043

		40,345

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.77%, 6/2/2025(c)	12,456	12,507

Real Estate Management & Development — 0.0%(d)
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.04%, 4/18/2024(c)	3,070	3,074

Software — 0.1%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 7/12/2024(c)(o)	1,822	1,822
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.16%, 2/12/2025(c)	808	809
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.01%, 1/20/2024(c)	1,182	1,174
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.76%, 1/20/2025(c)	2,220	2,180
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.70%, 6/13/2024(c)	2,588	2,528
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.49%, 4/26/2024(c)	1,282	1,268
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.40%, 5/18/2026(c)	700	604

		10,385

Specialty Retail — 0.3%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(c)(p)	4,510	7,668
Michaels Stores, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 1/30/2023(c)	1,021	966

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.21%, 8/19/2022(c)		2,201	1,973
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 3 Month + 3.25%), 5.18%, 1/26/2023(c)		8,702	6,858
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.77%, 3/11/2022(c)		10,435	10,154
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.78%, 4/16/2026(c)		15,440	15,233

			42,852

Technology Hardware, Storage & Peripherals — 0.0%(d)
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.18%, 5/16/2025(c)		3,272	3,254
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.18%, 5/18/2026(c)		1,104	1,081
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 2/1/2024(c)		1,413	1,402

			5,737

Wireless Telecommunication Services — 0.1%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.76%, 5/1/2023(c)		1,507	1,386
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.25%, 2/2/2024(c)		6,557	6,483
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.85%, 3/9/2023(c)		3,732	3,301
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.00%), 10.85%, 3/11/2024(c)		1,520	1,044

			12,214

TOTAL LOAN ASSIGNMENTS (Cost $485,577)			452,064

		Shares (000)
CLOSED END FUNDS — 0.9%
BlackRock Corporate High Yield Fund, Inc.		3,392	37,885
Blackstone/GSO Strategic Credit Fund		1,247	17,525
Eaton Vance Floating-Rate Income Trust		557	7,402
Eaton Vance Senior Income Trust		742	4,633
Invesco Dynamic Credit Opportunities Fund		839	9,338
Invesco Senior Income Trust		465	1,947
Nuveen Credit Strategies Income Fund		1,670	12,392
Nuveen Floating Rate Income Opportunity Fund		499	4,753
PGIM Global High Yield Fund, Inc.(b)		839	12,188
Voya Prime Rate Trust		452	2,182

TOTAL CLOSED END FUNDS (Cost $103,465)			110,245

		Principal Amount (000)
CONVERTIBLE BONDS — 0.7%
Biotechnology — 0.0%(d)
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		930	957
Exact Sciences Corp. 1.00%, 1/15/2025		1,198	1,592
Medicines Co. (The) 2.75%, 7/15/2023		482	833
Repligen Corp. 0.38%, 7/15/2024		973	1,033

			4,415

Capital Markets — 0.0%(d)
Ares Capital Corp. 3.75%, 2/1/2022		1,314	1,349
Deutsche Bank AG (Germany) 1.00%, 5/1/2023		1,065	1,080
Orpar SA (France) 6/20/2024(g)	EUR	900	1,045

			3,474

Communications Equipment — 0.0%(d)
Viavi Solutions, Inc. 1.00%, 3/1/2024		948	1,218

Construction & Engineering — 0.0%(d)
Dycom Industries, Inc. 0.75%, 9/15/2021		702	680

Diversified Consumer Services — 0.0%(d)
Chegg, Inc. 0.13%, 3/15/2025(a)		1,028	1,060

Electronic Equipment, Instruments & Components — 0.0%(d)
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		1,537	1,501

Energy Equipment & Services — 0.0%(d)
Transocean, Inc. 0.50%, 1/30/2023		1,261	1,036

Entertainment — 0.0%(d)
iQIYI, Inc. (China) 2.00%, 4/1/2025(a)		772	730
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		1,736	2,096

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Zynga, Inc. 0.25%, 6/1/2024(a)		525	538

			3,364

Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Extra Space Storage LP 3.13%, 10/1/2035(a)		364	423

Health Care Equipment & Supplies — 0.0%(d)
DexCom, Inc. 0.75%, 12/1/2023		820	1,245
Insulet Corp. 0.38%, 9/1/2026(a)		1,039	1,114

			2,359

Hotels, Restaurants & Leisure — 0.0%(d)
Huazhu Group Ltd. (China) 0.38%, 11/1/2022		498	522

Household Durables — 0.0%(d)
Sony Corp. (Japan) Series 6, 9/30/2022	JPY	163,000	2,113

Independent Power and Renewable Electricity Producers — 0.0%(d)
NRG Energy, Inc. 2.75%, 6/1/2048		390	439

Interactive Media & Services — 0.1%
Snap, Inc. 0.75%, 8/1/2026(a)		1,001	1,012
Twitter, Inc. 0.25%, 6/15/2024		1,126	1,075
Weibo Corp. (China) 1.25%, 11/15/2022		2,074	1,944
Zillow Group, Inc. 2.00%, 12/1/2021		825	875

			4,906

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc. 0.35%, 6/15/2020		2,551	3,677
Etsy, Inc. 0.13%, 10/1/2026(a)		433	386
IAC FinanceCo, Inc. 0.88%, 10/1/2022(a)		700	1,093
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028		847	1,277
Trip.com Group Ltd. (China) 1.99%, 7/1/2025		1,856	1,943

			8,376

IT Services — 0.1%
Akamai Technologies, Inc.
0.13%, 5/1/2025		1,365	1,522
0.38%, 9/1/2027(a)		545	539
Euronet Worldwide, Inc. 0.75%, 3/15/2049(a)		1,807	2,151
Okta, Inc. 0.13%, 9/1/2025(a)		676	682
Square, Inc. 0.50%, 5/15/2023		1,747	2,033
Twilio, Inc. 0.25%, 6/1/2023		615	983

			7,910

Life Sciences Tools & Services — 0.0%(d)
Illumina, Inc. 0.50%, 6/15/2021		1,343	1,827

Machinery — 0.0%(d)
Fortive Corp. 0.88%, 2/15/2022(a)		480	472

Media — 0.1%
DISH Network Corp.
2.38%, 3/15/2024		765	691
3.38%, 8/15/2026		1,063	1,002
Liberty Interactive LLC 1.75%, 9/30/2046(a)		439	626
Liberty Media Corp. 1.38%, 10/15/2023		1,673	2,236

			4,555

Multi-Utilities — 0.0%(d)
CenterPoint Energy, Inc. 4.52%, 9/15/2029(j)		1,101 Units	631

Oil, Gas & Consumable Fuels — 0.0%(d)
Chesapeake Energy Corp. 5.50%, 9/15/2026(j)		5,690	2,487
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022		933	814

			3,301

Pharmaceuticals — 0.0%(d)
Jazz Investments I Ltd. 1.88%, 8/15/2021		885	909

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		462	2,291
Intel Corp. 3.25%, 8/1/2039		412	1,182
Microchip Technology, Inc.
1.63%, 2/15/2025		1,126	2,181
1.63%, 2/15/2027		1,370	1,789
2.25%, 2/15/2037		452	591
ON Semiconductor Corp. 1.00%, 12/1/2020		993	1,243
Silicon Laboratories, Inc. 1.38%, 3/1/2022		859	1,075

			10,352

Software — 0.2%
Atlassian, Inc. 0.63%, 5/1/2023		1,088	1,797
Coupa Software, Inc. 0.13%, 6/15/2025(a)		1,457	1,758
CyberArk Software Ltd. (a)		520	548
DocuSign, Inc. 0.50%, 9/15/2023		712	866
FireEye, Inc. 0.88%, 6/1/2024		438	441
Guidewire Software, Inc. 1.25%, 3/15/2025		434	543
New Relic, Inc. 0.50%, 5/1/2023		403	392

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Nuance Communications, Inc. 1.00%, 12/15/2035	1,503	1,492
Palo Alto Networks, Inc. 0.75%, 7/1/2023	2,445	2,674
Pluralsight, Inc. 0.38%, 3/1/2024(a)	403	348
Proofpoint, Inc. 0.25%, 8/15/2024(a)	896	935
RingCentral, Inc. 3/15/2023	796	1,704
ServiceNow, Inc. 6/1/2022	935	1,977
Splunk, Inc. 1.13%, 9/15/2025	585	722
Workday, Inc. 0.25%, 10/1/2022	830	1,123

		17,320

Technology Hardware, Storage & Peripherals — 0.0%(d)
Western Digital Corp. 1.50%, 2/1/2024(j)	653	613

TOTAL CONVERTIBLE BONDS (Cost $80,442)		83,776

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046(a)(l)	3,055	3,055
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 1.98%, 6/25/2037(a)(l)	3,813	3,771
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.85%, 9/25/2044‡(a)(l)	774	798
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(l)	7,372	7,529
Series 2015-1, Class M4, 7.40%, 6/25/2045(a)(l)	387	400
Series 2015-1, Class M5, 8.29%, 6/25/2045‡(a)(l)	2,924	3,057
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(l)	5,668	5,874
Series 2016-1, Class M5, 9.02%, 4/25/2046‡(a)(l)	5,151	5,597
Series 2016-1, Class M7, 9.02%, 4/25/2046‡(a)(l)	4,748	4,906
Series 2016-2, Class AFX, 3.00%, 10/25/2046(l)	2,426	2,428
Series 2016-2, Class M2, 4.46%, 10/25/2046‡(l)	1,188	1,216
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(l)	1,360	1,392
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(l)	1,774	1,836
Series 2017-1, Class AFL, 2.96%, 5/25/2047(a)(l)	6,367	6,381
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(l)	2,802	2,878
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(a)(l)	3,231	3,393
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(a)(l)	2,039	2,179
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(l)	3,606	3,653
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(a)	1,309	1,336
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(a)	851	875
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(a)	443	457
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(l)	1,482	1,518
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(l)	1,419	1,455
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(l)	3,672	3,769
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(a)(l)	4,148	4,160

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $73,550)		73,913

PRIVATE PLACEMENTS — 0.3%
Residential Loans — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 9.51%, 11/4/2019‡(c)(Cost $40,600)	40,600	40,600

FOREIGN GOVERNMENT SECURITIES — 0.2%
Export-Import Bank of Korea (South Korea)
(ICE LIBOR USD 3 Month + 0.58%), 2.71%, 6/1/2021(b)(c)	15,470	15,504
(ICE LIBOR USD 3 Month + 0.53%), 2.63%, 6/25/2022(b)(c)	12,660	12,684

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $28,130)		28,188

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
COMMON STOCKS — 0.2%
Aerospace & Defense — 0.0%(d)
Remington Outdoor Co., Inc.*‡	310	341

Capital Markets — 0.0%(d)
UCI Holdings LLC (New Zealand)*‡	136	3,137

Chemicals — 0.1%
Reichhold , Inc.*‡	9	9,676

Commercial Services & Supplies — 0.0%(d)
Remington LLC*‡	10,415	—	(i)

Communications Equipment — 0.0%(d)
Aspect Software, Class CR2*‡	111	—	(i)
Aspect Software, Inc., Class CR1*‡	275	—	(i)
Goodman Networks, Inc.*‡	213	—	(i)

		—	(i)

Energy Equipment & Services — 0.0%(d)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	77

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	187	4,627

Health Care Providers & Services — 0.0%(d)
21st Century Oncology, Inc.*‡	16	643

Media — 0.0%(d)
Clear Channel Outdoor Holdings, Inc.*	711	1,764
iHeartMedia, Inc., Class A*(b)	35	543

		2,307

Oil, Gas & Consumable Fuels — 0.0%(d)
Halcon Resources Corp.*‡	19	192
Nine Point Energy Holdings, Inc.*‡	87	53
Penn Virginia Corp.*	37	895
Ultra Petroleum Corp.*	95	21

		1,161

Software — 0.0%(d)
Avaya Holdings Corp.*	54	694

Specialty Retail — 0.0%(d)
Claire’s Stores, Inc.*‡	6	2,927

TOTAL COMMON STOCKS (Cost $26,199)		25,590

CONVERTIBLE PREFERRED STOCKS — 0.2%
Automobiles — 0.0%(d)
General Motors Co.
5.25%, 3/6/2032‡	1,533	—	(i)
1.50%, 7/15/2033‡	1,545	—	(i)

		—	(i)

Banks — 0.1%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	2	2,892
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	2	3,637

		6,529

Chemicals — 0.0%(d)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	26	1,320

Electric Utilities — 0.0%(d)
American Electric Power Co., Inc. 6.13%, 3/15/2022 ($50 par value)	15	791
NextEra Energy, Inc. 4.87%, 9/1/2022 ($50 par value)	43	2,146

		2,937

Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 ($1,000 par value)	1	1,451

Food Products — 0.0%(d)
Bunge Ltd. 4.88% ($100 par value)	9	909

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	43	2,655
Danaher Corp. Series A, 4.75%, 4/15/2022 ($1,000 par value)	1	1,387

		4,042

Life Sciences Tools & Services — 0.0%(d)
Avantor, Inc. Series A, 6.25%, 5/15/2022 ($50 par value)	14	826

Machinery — 0.0%(d)
Colfax Corp. 5.75%, 1/15/2022 ($100 par value)	4	645
Fortive Corp. Series A, 5.00%, 7/1/2021 ($1,000 par value)	1	925
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	5	519

		2,089

Multi-Utilities — 0.0%(d)
Sempra Energy Series A, 6.00%, 1/15/2021 ($100 par value)	19	2,217

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Semiconductors & Semiconductor Equipment — 0.0%(d)
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	2	2,707

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,588)		25,027

PREFERRED STOCKS — 0.2%
Aerospace & Defense — 0.1%
Rolls-Royce Holdings plc (United Kingdom), *‡	20	5,082

Automobiles — 0.0%(d)
General Motors Co.
7.38%, 10/1/2051‡	51	—	(i)
7.25%, 4/15/2041‡	170	—	(i)
7.38%, 5/15/2048‡	581	—	(i)
0.68%, 6/1/2049‡	175	—	(i)
7.25%, 2/15/2052‡	687	—	(i)
Motors Liquidation Co.
7.25%, 7/15/2041‡	505	—	(i)

		—	(i)

Banks — 0.0%(d)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.69%, 2/15/2040 ($25 par value)(c)	156	4,035

Communications Equipment — 0.0%(d)
Goodman Networks, Inc. (Preference) *‡	253	3

Internet & Direct Marketing Retail — 0.0%(d)
MYT Holding Co. 10.00%, 6/7/2029(a)	2,872	2,369

Multi-Utilities — 0.0%(d)
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	10	1,082

Oil, Gas & Consumable Fuels — 0.0%(d)
Nine Point Energy Holdings, Inc. *‡	2	1,438

Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡	4	5,547

TOTAL PREFERRED STOCKS (Cost $13,604)		19,556

	No. of Warrants (000)
WARRANTS — 0.0%(d)
Aerospace & Defense — 0.0%(d)
Remington Outdoor Co., Inc. expiring 5/15/2022, price 1.00 USD*‡	108	—	(i)

Oil, Gas & Consumable Fuels — 0.0%(d)
Ultra Petroleum Corp.expiring 7/14/2025, price 1.00 USD (Canada)*	62	7

Road & Rail — 0.0%(d)
Jack Cooper Enterprises, Inc.expiring 4/26/2027, price 1.00 USD*‡	18	—	(i)
expiring 10/29/2027, price 1.00 USD*‡	18	—	(i)

		—	(i)

Wireless Telecommunication Services — 0.0%(d)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	265	3,846

TOTAL WARRANTS (Cost $4,750)		3,853

	No. of Rights (000)
RIGHTS — 0.0%(d)
Independent Power and Renewable Electricity Producers — 0.0%(d)
Vistra Energy Corp., expiring 12/31/2049*‡	1,110	993

Media — 0.0%(d)
DISH Network Corp., expiring 12/9/2019*	1	1

TOTAL RIGHTS (Cost $–)		994

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 36.0%
CERTIFICATES OF DEPOSIT — 0.2%
China Construction Bank Corp. (China) 2.33%, 12/4/2019(Cost $20,000)	20,000	20,002

COMMERCIAL PAPER — 14.7%
Bank of China Ltd. (China) 2.24%, 1/22/2020(m)	318,000	316,937

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Caisse des Depots et Consignations (France) 1.81%, 3/11/2020(a)(m)	80,563	80,173
DBS Bank Ltd. (Singapore) 2.03%, 12/27/2019(a)(m)	95,000	94,877
DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.13%), 1.92%, 12/12/2019(a)(c)	50,000	50,006
European Investment Bank (Supranational)
1.70%, 12/17/2019(m)	199,000	198,840
1.71%, 2/7/2020(m)	196,270	195,621
Export Development Corp. 1.76%, 2/26/2020(m)	19,520	19,439
Kells Funding LLC 2.02%, 3/11/2020(a)(m)	70,000	69,623
LMA-Americas LLC 2.01%, 2/10/2020(a)(m)	57,300	57,091
Macquarie Bank Ltd. (Australia) 1.91%, 2/27/2020(a)(m)	106,400	105,911
MetLife Short Term Funding LLC 1.84%, 5/6/2020(m)	72,885	72,286
National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.16%), 1.89%, 4/24/2020(a)(c)	47,500	47,495
Oesterreichische Kontrollbank AG (Austria) 1.82%, 5/7/2020(m)	202,435	200,806
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.21%), 2.27%, 1/8/2020(a)(c)	120,000	120,023
Toronto-Dominion Bank (The) (Canada) 1.89%, 2/26/2020(a)(m)	107,000	106,514
Versailles Commercial Paper LLC 2.01%, 2/6/2020(a)(m)	73,737	73,473

TOTAL COMMERCIAL PAPER (Cost $1,809,123)		1,809,115

	Shares (000)
INVESTMENT COMPANIES — 14.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(q)(r) (Cost $1,772,710)	1,772,710	1,772,710

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(q)(r)	77,993	78,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(q)(r)	20,117	20,117

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $98,115)		98,117

	Principal Amount (000)
REPURCHASE AGREEMENTS — 1.9%
Citigroup Global Markets Holdings, Inc., 1.99%, dated 11/29/2019, due 1/14/2020, repurchase price $31,079, collateralized by Corporate Notes and Bonds, 0.00% - 6.96%, due 5/7/2020 - 6/1/2034, with the value of $33,484.	31,000	31,000
Citigroup Global Markets Holdings, Inc., 2.48%, dated 11/29/2019, due 3/5/2020, repurchase price $31,207, collateralized by Corporate Notes and Bonds, 1.13% - 5.97%, due 12/15/2036 - 2/25/2059, with the value of $33,480.	31,000	31,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.95%, dated 11/29/2019, due 2/6/2020, repurchase price $65,243, collateralized by Municipal Bonds, 0.00%, due 7/1/2026 and Sovereign Government Securities, 4.90% - 7.45%, due 4/22/2021 - 2/12/2048, with the value of $70,200.	65,000	65,000
Societe Generale SA, 1.82%, dated 11/29/2019, due 12/4/2019, repurchase price $106,027, collateralized by Corporate Notes and Bonds, 1.90% - 10.75%, due 8/15/2021 - 1/1/2099 and Sovereign Government Securities, 4.25% - 8.63%, due 11/1/2023 - 2/15/2048, with the value of $114,521.	106,000	106,000

TOTAL REPURCHASE AGREEMENTS (Cost $233,000)		233,000

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bills
1.51%, 2/6/2020(m)(s)	1,378	1,374
1.85%, 2/27/2020(m)	485,000	483,178
TOTAL U.S. TREASURY OBLIGATIONS (Cost $484,199)		484,552

TOTAL SHORT-TERM INVESTMENTS (Cost $4,417,147)		4,417,496

Total Investments — 100.5% (Cost $12,352,403)		12,321,108
Liabilities in Excess of Other Assets — (0.5)%		(64,879)

Net Assets — 100.0%		12,256,229

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Abbreviations
ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $96,371,000.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Defaulted security.
(i)	Amount rounds to less than one thousand.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(m)	The rate shown is the effective yield as of November 30, 2019.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of November 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of November 30, 2019.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
3 Month Eurodollar	(644)	12/2019	USD	(157,933)	(1,058)
U.S. Treasury 2 Year Note	(233)	03/2020	USD	(50,235)	8
U.S. Treasury 5 Year Note	(158)	03/2020	USD	(18,798)	7
U.S. Treasury 10 Year Note	(468)	03/2020	USD	(60,548)	65
3 Month Eurodollar	(108)	06/2020	USD	(26,563)	(364)

					(1,342)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,796	EUR	1,609	State Street Corp.	12/4/2019	23
USD	1,979	JPY	214,537	State Street Corp.	12/4/2019	18
USD	1,735	EUR	1,571	Barclays Bank plc	1/2/2020	— (a)
USD	1,975	JPY	214,537	State Street Corp.	1/6/2020	8
USD	31,212	EUR	27,930	Goldman Sachs International	2/6/2020	292

Total unrealized appreciation						341

EUR	1,571	USD	1,731	Barclays Bank plc	12/4/2019	— (a)
EUR	38	USD	43	Standard Chartered Bank	12/4/2019	(1)
JPY	214,537	USD	1,969	State Street Corp.	12/4/2019	(8)
EUR	609	USD	673	BNP Paribas	1/2/2020	— (a)
JPY	6,560,040	USD	60,636	Goldman Sachs International	2/6/2020	(401)

Total unrealized depreciation						(410)

Net unrealized depreciation						(69)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.47	USD 14,170	2,771	(2,259)	512
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.47	USD 6,970	1,310	(1,057)	253
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.47	USD 13,370	3,973	(3,490)	483
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.47	USD 6,600	1,840	(1,601)	239
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.47	USD 13,380	3,404	(2,920)	484
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	42.47	USD 6,900	5,855	(5,810)	45
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	42.47	USD 10,550	8,434	(8,367)	67

							27,587	(25,504)	2,083

CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	1.56	USD 7,270	(117)	31	(86)
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	1.56	USD 7,000	(56)	(27)	(83)
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	1.56	USD 7,230	(109)	23	(86)
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	1.56	USD 7,220	(128)	43	(85)
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	1.56	USD 7,260	(112)	26	(86)

							(522)	96	(426)

							27,065	(25,408)	1,657

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.32-V1	1.00	Quarterly	12/20/2024	2.04	USD 121,840	5,993	(384)	5,609

CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 100,000	(5,782)	(2,913)	(8,695)
CDX.NA.IG.33-V1	1.00	Quarterly	12/20/2024	0.50	USD 179,180	(3,444)	(1,227)	(4,671)
iTraxx.Europe.Main.32-V1	1.00	Quarterly	12/20/2024	0.48	EUR 338,440	(8,287)	(2,324)	(10,611)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	12/20/2024	0.39	USD 119,420	(3,130)	(650)	(3,780)
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	12/20/2024	0.92	USD 139,320	1,120	(1,949)	(829)

						(19,523)	(9,063)	(28,586)

						(13,530)	(9,447)	(22,977)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	(283)	326	43
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	(50)	94	44
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	(312)	325	13
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	(206)	221	15

							(851)	966	115

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Summary of total swap contracts outstanding as of November 30, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,587	2,083
OTC Total return swap contracts outstanding	(851)	115

Total OTC swap contracts outstanding	26,736	2,198

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(522)	(426)

Total OTC swap contracts outstanding	(522)	(426)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$341		$341
Capital Markets	—	—	3,137		3,137
Chemicals	—	—	9,676		9,676
Commercial Services & Supplies	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	77		77
Health Care Providers & Services	—	—	643		643
Oil, Gas & Consumable Fuels	916	—	245		1,161
Specialty Retail	—	—	2,927		2,927
Other Common Stocks	7,628	—	—		7,628

Total Common Stocks	8,544	—	17,046		25,590

Preferred Stocks
Aerospace & Defense	—	—	5,082		5,082
Automobiles	—	—	—	(a)	—	(a)
Banks	4,035	—	—		4,035
Communications Equipment	—	—	3		3
Multi-Utilities	1,082	—	—		1,082
Oil, Gas & Consumable Fuels	—	—	1,438		1,438
Specialty Retail	—	—	5,547		5,547
Other Preferred Stocks	—	2,369	—		2,369

Total Preferred Stocks	5,117	2,369	12,070		19,556

Convertible Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,529	—	—		6,529
Chemicals	1,320	—	—		1,320
Electric Utilities	2,937	—	—		2,937
Equity Real Estate Investment Trusts (REITs)	1,451	—	—		1,451
Food Products	909	—	—		909
Health Care Equipment & Supplies	4,042	—	—		4,042
Life Sciences Tools & Services	826	—	—		826
Machinery	2,089	—	—		2,089
Multi-Utilities	2,217	—	—		2,217
Semiconductors & Semiconductor Equipment	2,707	—	—		2,707

Total Convertible Preferred Stocks	25,027	—	—	(a)	25,027

Debt Securities
Asset-Backed Securities	—	405,341	597,669		1,003,010
Collateralized Mortgage Obligations	—	1,158,044	61,656		1,219,700
Commercial Mortgage-Backed Securities	—	23,564	50,349		73,913
Convertible Bonds	—	83,776	—		83,776
Corporate Bonds
Chemicals	—	39,321	—	(a)	39,321
Electric Utilities	—	31,092	41		31,133
Health Care Providers & Services	—	115,549	3,924		119,473
Media	—	86,378	—	(a)	86,378
Wireless Telecommunication Services	—	38,436	—	(a)	38,436
Other Corporate Bonds	—	3,315,771	—		3,315,771

Total Corporate Bonds	—	3,626,547	3,965		3,630,512

Foreign Government Securities	—	28,188	—		28,188
Private Placements	—	—	40,600		40,600
Closed End Funds	110,245	—	—		110,245
U.S. Government Agency Securities	—	1,186,584	—		1,186,584
Loan Assignments
Health Care Providers & Services	—	34,413	1,595		36,008
Leisure Products	—	21,912	3,441		25,353
Specialty Retail	—	35,184	7,668		42,852
Other Loan Assignments	—	347,851	—		347,851

Total Loan Assignments	—	439,360	12,704		452,064

Rights
Independent Power and Renewable Electricity Producers	—	—	993		993
Media	1	—	—		1

Total Rights	1	—	993		994

Warrants
Aerospace & Defense	—	—	—	(a)	—	(a)
Road & Rail	—	—	—	(a)	—	(a)
Wireless Telecommunication Services	—	—	3,846		3,846
Other Warrants	—	7	—		7

Total Warrants	—	7	3,846		3,853

Short-Term Investments
Certificates of Deposit	—	20,002	—		20,002
Commercial Paper	—	1,809,115	—		1,809,115
Investment Companies	1,772,710	—	—		1,772,710
Investment of cash collateral from securities loaned	98,117	—	—		98,117
Repurchase Agreements	—	233,000	—		233,000
U.S. Treasury Obligations	—	484,552	—		484,552

Total Short-Term Investments	1,870,827	2,546,669	—		4,417,496

Total Investments in Securities	$2,019,761	$9,500,449	$800,898		$12,321,108

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$341	$—		$341
Futures Contracts	80	—	—		80
Swaps	—	1,089	—		1,089

Total Appreciation in Other Financial Instruments	$80	$1,430	$—		$1,510

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(410)	$—		$(410)
Futures Contracts	(1,422)	—	—		(1,422)
Swaps	—	(34,978)	—		(34,978)

Total Depreciation in Other Financial Instruments	$(1,422)	$(35,388)	$—		$(36,810)

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$673,292		$201		$3,073	$2,098	$41,399	$(121,397)	$—	$(997)	$597,669
Collateralized Mortgage Obligations	89,229		157		(41)	(6)	84,380	(81,932)	—	(30,131)	61,656
Commercial Mortgage-Backed Securities	44,348		—		136	(15)	6,877	(997)	—	—	50,349
Common Stocks — Aerospace & Defense	543		—		(202)	—	—	—	—	—	341
Common Stocks — Capital Markets	5,392		1,499		(615)	—	—	(3,139)	—	—	3,137
Common Stocks — Chemicals	8,158		—		1,518	—	—	—	—	—	9,676
Common Stocks — Commercial Services & Supplies	—	(a)	—		—	—	—	—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—		—	—	—	—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	255		—		(178)	—	—	—	—	—	77
Common Stocks — Health Care Providers & Services	731		—		(88)	—	—	—	—	—	643
Common Stocks — Oil, Gas & Consumable Fuels	436		—	(a)	(479)	—	288	—	—	—	245
Common Stocks — Software	—	(a)	—	(a)	— (a)	—	—	— (a)	—	—	—
Common Stocks — Specialty Retail	4,653		—		(1,726)	—	—	—	—	—	2,927
Convertible Preferred Stocks — Automobiles	—	(a)	—		—	—	—	—	—	—	—	(a)
Corporate Bonds — Chemicals	—	(a)	—		—	—	—	—	—	—	—	(a)
Corporate Bonds — Communications Equipment	—	(a)	—	(a)	—	—	—	— (a)	—	—	—
Corporate Bonds — Electric Utilities	206		14		(165)	—	—	(14)	—	—	41
Corporate Bonds — Health Care Providers & Services	3,593		—		(38)	—	369	—	—	—	3,924
Corporate Bonds — Media	—		—		— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—		—	—	—	—	—	—	—	(a)
Loan Assignments — Health Care Providers & Services	1,633		—		(4)	3	—	(37)	—	—	1,595
Loan Assignments — Leisure Products	3,164		—		— (a)	—	277	—	—	—	3,441
Loan Assignments — Specialty Retail	6,766		—		902	—	—	—	—	—	7,668
Preferred Stocks — Aerospace & Defense	5,173		—		(91)	—	—	—	—	—	5,082
Preferred Stocks — Automobiles	—	(a)	—		—	—	—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	2		—		—	—	1	—	—	—	3
Preferred Stocks — Oil, Gas & Consumable Fuels	1,722		—		(284)	—	—	—	—	—	1,438
Preferred Stocks — Specialty Retail	5,211		—		336	—	—	—	—	—	5,547
Private Placements — Residential Loans	40,600		—		—	—	—	—	—	—	40,600
Rights — Independent Power and Renewable Electricity Producers	860		—		133	—	—	—	—	—	993
Warrants — Aerospace & Defense	—		—		—	—	—	—	—	—	—	(a)
Warrants — Road & Rail	—	(a)	—		—	—	—	—	—	—	—	(a)
Warrants — Wireless Telecommunication Services	—	(a)	—		(902)	—	4,748	—	—	—	3,846

Total	$895,967		$1,871		$1,285	$2,080	$138,339	$(207,516)	$—	$(31,128)	$800,898

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,517,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
	$10,372		Market Comparable Companies	EBITDA Multiple (a)	4.1x — 8.2x (6.9x)
	3,137		Comparable Transaction	Transaction Price	$23.00 ($23.00)
	—	(d)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stocks	13,509

	1,438		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.00% (20.00%)
	5,085		Market Comparable Companies	EBITDA Multiple (a)	5.0x — 8.2x (8.2x)
				Discount for potential outcome (b)	20.00% — 30.00% (20.00%)
	—	(d)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	6,523

	3,924		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.35% (15.35%)
	—	(d)	Market Comparable Companies	EBITDA Multiple (a)	6.8x (6.8x)
	—	(d)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bonds	3,924

	40,600		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.99% (9.99%)

Private Placements	40,600

	597,673		Discounted Cash Flow	Constant Prepayment Rate	0.50% — 40.00% (8.56%)
				Constant Default Rate	0.00% — 5.92% (2.74%)
				Yield (Discount Rate of Cash Flows)	1.91% — 5.86% (2.71%)

Asset-Backed Securities	597,673

	56,322		Discounted Cash Flow	Constant Prepayment Rate	9.79% — 25.00% (11.76%)
				Constant Default Rate	0.00% — 6.55% (1.11%)
				Yield (Discount Rate of Cash Flows)	2.35% — 4.16% (2.69%)

Collateralized Mortgage Obligations	56,322

	38,769		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (2.60%)
				Yield (Discount Rate of Cash Flows)	3.10% — 6.40% (4.57%)

Commercial Mortgage-Backed Securities	38,769

	1,595		Pending Distribution Amount	Expected Recovery	0.00% — 100.00%(100.00%)

Loan Assignments	1,595

	—	(d)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Warrants	—	(d)

Total	$758,915

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Unobservable inputs were weighted by the relative fair value of the instruments.
(d)	Amount rounds to less than one thousand.
#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $41,983,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of November 30, 2019, the total market value of matrix-priced securities represents 0.3% of the Fund’s net assets.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(a)(b)	$—	$204,999	$127,000	$(2)	$3	$78,000	77,993	$967	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	218,836	198,719	—	—	20,117	20,117	221	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	936,216	10,377,170	9,540,676	—	—	1,772,710	1,772,710	17,046	—

Total	$936,216	$10,801,005	$9,866,395	$(2)	$3	$1,870,827		$18,234	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default, index and total return to manage credit, currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.